Receivables, net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables, net
Trade receivables	$ 8,233	$ 7,750
Other receivables	801	764
Allowance	(271)	(227)
Total billed receivables, net	8,763	8,287
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,955	3,503
Advance payments consumed	(1,143)	(1,017)
Total unbilled receivables, net	2,812	2,486
Total receivables, net	11,575	10,773
Contractual retention amounts billed to customers	390	381
Percent of outstanding contractual retention amounts billed to customers expected to be collected in the year following the balance sheet date	72.00%
Percent of outstanding contractual retention amounts billed to customers expected to be collected the second year following the balance sheet date (as a percent)	19.00%
Allowance for doubtful accounts
Allowance for Doubtful Accounts Receivable
Balance at January 1	227	215	312
Additions	155	157	119
Deductions	(113)	(131)	(216)
Exchange rate differences	2	(14)
Balance at December 31	$ 271	$ 227	$ 215